Vendor-take-back loan (Tables)	12 Months Ended
Dec. 31, 2021
Vendor-take-back Loan
The following tables shows the movement of the VTB during the year:

The following tables shows the movement of the VTB during the year:

Amount

Balance, December 31, 2019	$-
Initial fair value of vendor-take-back loan	5,357,408
Interest	190,381
Accretion	11,461
Balance, December 31, 2020	$5,559,250
Interest	255,792
Accretion	27,046
Repayments	(6,158,329)
Loss on settlement of vendor-take-back loan	316,241
Balance, December 31, 2021	$-